Description of Business (Details) - customer	Sep. 13, 2018	Dec. 31, 2020
Business Acquisition
Number of retail hub locations		10
Orange Grove Fleet Solutions, LLC
Business Acquisition
Redemption of membership interest (in percent)	80.00%
Acquisition of membership interest (in percent)	20.00%
ASC 805
Business Acquisition
Acquisition of membership interest (in percent)	20.00%
Orange Grove Fleet Solutions, LLC
Business Acquisition
Ownership interest (in percent)		100.00%
Orange Peel Protection Reinsurance Co. Ltd.
Business Acquisition
Ownership interest (in percent)		100.00%
Orange Peel Protection Reinsurance Co. Ltd. | Orange Peel LLC
Business Acquisition
Ownership interest (in percent)		100.00%
Orange Peel LLC
Business Acquisition
Ownership interest (in percent)		100.00%